COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
As of December 31, 2017, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles, rental facilities and certain equipment:

2018	1,183
2019	851
2020	358
2021	178

Total	$2,570